RISK MANAGEMENT - Concentrations of credit risk - Concentration by currency - Additional information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Percentage of loan portfolio in foreign currency	44.70%	40.60%
Maximum exposure to credit risk	$ 378,382,413	$ 327,251,500
Loan portfolio [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk			$ 25,991	$ 24,432